7. OFFICE LEASE RIGHT-OF-USE & OFFICE LEASE LIABILITY: Schedule of net change in the lease liability (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Details
Lease liabilities	$ 83,055	$ 0
Lease Liability - Additions	0	118,607
Lease Liability - Principal Payments	(46,620)	(46,620)
Interest expense on lease liabilities	7,882	11,068
Lease liabilities	$ 44,317	$ 83,055